NOTE RECEIVABLES (Details 1) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
ACCOUNT RECEIVABLES
Principal	$ 3,589,156	$ 3,064,336
Accrued interest	76,652	33,645
Total	$ 3,665,808	$ 3,097,981